ORGANIZATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was registered at the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as “ICTS” or the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment provide authentication services to financial and other institutions, predominantly in the United States of America and Europe.

Liquidity and Financial Condition

Accounting Standard Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern requires a Company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances, as following:

As of December 31, 2020 and 2019, the Company has a working capital of $57,220 and $27,627 and shareholders deficit of $30,485 and $35,685, respectively. During the years ended December 31, 2020, 2019 and 2018, the Company incurred income (loss) from continuing operations of $5,402, $(7,253) and $(11,064), respectively, and cash flows provided by (used in) operating activities of $24,232, $(9,092) and $7,416, respectively.

The Company had a line of credit in the Netherlands up to €12,000 ($14,742 as of December 31, 2020), which expired in March 2021 and additional line of credit in the United States of America up to $10,000, which will expire in October 2021 (see notes 10 and 22). Additionally, the Company has a note up to a maximum amount of $3 million with a related party that matures on January 1, 2022. The Company anticipates that it will not need its lines of credit for 12 months from issuance of these financial statements.

The COVID-19 outbreak has developed rapidly in 2020, with a significant number of infections. The Company is dependent mostly in Europe and the United States of America for its business on the airline industry. In addition, the decisions taken by various governments have affected economic activity and the Company’s business as following:

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Decrease of travel by flights, reducing the demand for services the Company provide as part of its Airport Security and other aviation services. As a result, our cumulative revenues of the airport security and other aviation services in the twelve months ended December 31, 2020 were $86,894 lower than our revenues for the twelve months ended December 31, 2019. Many of the Company’s employees were laid off and / or ordered to stay home.

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Governments in some of the countries in which we operate have announced the implementation of government assistance measures, which mitigated the impact of the COVID-19 outbreak on our results and liquidity. During 2020, in the United States of America, the government has approved a payroll support of $13,680 to the American subsidiary of the Company, all of which has been received as of December 31, 2020. Out of this amount the American subsidiary recognized an amount of $12,672 as reduction of labor expenses for the year ended December 31, 2020. In addition, during the first four months of 2021 additional support up to $15,916 was approved to that subsidiary.  In the Netherlands, the government has approved a support of €17,619 ($21,645 as of December 31, 2020) for the year ended December 31, 2020. The Dutch government extended the support program until June 30, 2021 and might extend it beyond. For the months January through March 2021, the Company was granted additional assistance up to €4,556. In Germany, the employees are eligible for payroll support up to 60% of the employee’s payroll (on individual basis) in case the employees meet the support plan requirements. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount. The Company has already applied for this support starting from April 2020. These available governmental support plans might be extended and/or changed according to the future COVID-19 developments.

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In the Netherlands wage tax, social security and VAT payments for the period March 2020 till May 2021 were postponed and will have to be paid in 36 installments, starting October 2021. As of December 31, 2020, the Company accumulated debt of €20,796 ($25,548 as of December 31, 2020) to the Dutch tax authorities. In Germany, the government postponed the payment of the VAT for the period February through April, 2020. The Company accumulated €5,462 ($6,710 as of December 31, 2020) which will be paid in the second half year of 2021.

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Depending on the duration of the COVID-19 crisis and continued negative impact on economic activity, the Company might experience further negative results and liquidity restrains. The exact impact on our activities in the remainder of 2021 and thereafter cannot be predicted.

The Company’s business plan, together with the expected governmental support projects income from operations, compliance with all financial covenants, positive cash flows from operations and no external borrowings for operations. There can be no assurance that management will be successful in achieving its business plan.